PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment			¥ 4,363,701,241		¥ 5,079,901,623
Less: Accumulated depreciation			(1,354,103,750)		(1,732,792,756)
Less: Impairment			(37,759,828)		(35,281,427)
Subtotal			2,971,837,663		3,311,827,440
Construction in progress			129,957,509		459,628,038
Property, plant and equipment, net	$ 582,212,399		3,101,795,172		3,771,455,478
Depreciation of property, plant and equipment	$ 60,693,875	¥ 393,162,784	348,022,445	¥ 328,311,127
Property, plant and equipment impairment			6,217,151	¥ 3,573,248
Pledged property, plant and equipment					2,063,567,296
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			674,404,784		843,434,719
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			3,587,003,598		4,109,490,563
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			31,996,742		34,708,696
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			¥ 70,296,117		¥ 92,267,645